PRINCIPAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements as of that date, but does not include all of the accompanying disclosures. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Therefore, these condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and the related notes for the year ended December 31, 2025 included in our annual report on Form 20-F, filed with the Securities and Exchange Commission (the “SEC”), on April 7, 2026 (as amended by Amendment No. 1 to the annual report on Form 20-F, the “Annual Report”).

The results for six months ended June 30, 2026 are not necessarily indicative of the results to be expected for any subsequent period or for the year ending December 31, 2026.

There have been no material changes to the Group’s significant accounting policies or use of estimates, as described in that filing, for the six months ended June 30, 2026.

Recent accounting pronouncements

Recent accounting pronouncements

To be adopted in future periods

FASB ASU No. 2024-03 and 2025-01 – Disaggregation of Income Statement Expenses (Subtopic 220-40)

In November 2024 and January 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03 and 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40), respectively. The standard requires entities to disaggregate operating expenses into specific categories, such as employee compensation, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. The standard is effective for annual periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted.

The Company is currently evaluating the impact that this guidance will have on its consolidated financial statement disclosures.